As filed with the Securities and Exchange Commission on October 15, 2008

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐     Pre-Effective Amendment No.

☐    Post-Effective Amendment No.

PHOENIX OPPORTUNITIES TRUST

(Virtus Wealth Builder Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

56 Prospect St.

Hartford, Connecticut 06115

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Wealth Builder Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2007 was filed with the Commission on or about December 28, 2007.

It is proposed that this filing will become effective on November 14, 2008 pursuant to Rule 488 of the Securities Act of 1933.

November __, 2008

Dear Shareholder:

The Board of Trustees of Virtus Opportunities Trust (the “Trust”) has approved the reorganization of Virtus Wealth Accumulator Fund (“Wealth Accumulator”), a series of the Trust, into Virtus Wealth Builder Fund (“Wealth Builder”), a separate series of the Trust. Wealth Builder’s investment objective is the same as and its investment strategies are similar to those of Wealth Accumulator. The reorganization is expected to be completed on or about November 21, 2008. Once the reorganization is completed, you will become a shareholder of Wealth Builder and will receive shares of the corresponding class of Wealth Builder with an aggregate net asset value equal to the aggregate net asset value of your investment in Wealth Accumulator. No sales charge will be imposed in connection with the reorganization. Wealth Accumulator will pay 70% of the cost of the reorganization and Wealth Builder will pay 30% of the cost of the reorganization.

The Board of Trustees of the Trust believes that the reorganization offers you the opportunity to pursue your investment goals in a larger fund with a stronger performance history. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Wealth Accumulator and its shareholders.

You are not being asked to vote on, or take any other action in connection with, the reorganization.

If you have any questions, please call (800) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, and Friday until 5:00 p.m.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

Virtus Investment Partners, Inc.
56 Prospect Street
P. O. Box 150480	860.403.5000 Phone
Hartford, CT 06115-0480	VirtusInvestmentPartners.com

Mutual Funds distributed by Phoenix Equity Planning Corporation

ACQUISITION OF ASSETS OF

VIRTUS WEALTH ACCUMULATOR FUND

(formerly named Phoenix Wealth Accumulator PHOLIO)

a series of

Virtus Opportunities Trust

(formerly named Phoenix Opportunities Trust)

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS WEALTH BUILDER FUND

(formerly named Phoenix Wealth Builder PHOLIO)

a series of

Virtus Opportunities Trust

(formerly named Phoenix Opportunities Trust)

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/INFORMATION STATEMENT

DATED NOVEMBER     , 2008

This Prospectus/Information Statement is being furnished in connection with the reorganization of Virtus Wealth Accumulator Fund (“Wealth Accumulator”), a series of Virtus Opportunities Trust (the “Trust”), into the Virtus Wealth Builder Fund (“Wealth Builder”), a separate series of the Trust. This Prospectus/Information Statement is being mailed on or about November 24, 2008.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/ INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

GENERAL

The Board of Trustees of the Trust has approved the reorganization of Wealth Accumulator into Wealth Builder. Wealth Accumulator and Wealth Builder are sometimes referred to respectively in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of Wealth Accumulator will be acquired by Wealth Builder in exchange for Class A and Class C shares of Wealth Builder, and Wealth Builder will assume all of the liabilities of Wealth Accumulator prior to the reorganization (the “Reorganization”). Class A and Class C shares of Wealth Builder will be distributed pro rata to each shareholder of Wealth Accumulator, in liquidation of Wealth Accumulator, and Wealth Accumulator will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of Wealth Builder which have an aggregate net asset value equal to the aggregate net asset value of your shares of Wealth Accumulator.

Wealth Accumulator is a fund of funds and a diversified series of the Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Wealth Builder is a fund of funds and a separate diversified series of the Trust. The investment objective of Wealth Accumulator is the same as that of Wealth Builder, as follows:

Fund	Investment Objective

Wealth Accumulator	Long-term capital appreciation

Wealth Builder	Long-term capital appreciation

Both Funds invest in a mix of underlying affiliated mutual funds that employ diverse instrument styles, such as value or growth investing. The investment strategies for Wealth Accumulator are similar to those for Wealth Builder; however, there are some differences. Under normal circumstances, Wealth Accumulator invests approximately 100% of its assets in equity mutual funds, while Wealth Builder invests approximately 80% of its assets in equity mutual funds and approximately 20% in bond mutual funds. While these allocations are different, they are both aggressive in their focus on equities. Both Funds invest principally (i) in equity securities of issuers of any capitalization and (ii) in foreign issuers, including those in emerging markets. In addition, Wealth Builder invests in debt securities of any maturity and credit quality, ranging from high-quality short-term debt to below investment grade.

This Prospectus/Information Statement explains concisely the information about Wealth Builder that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Wealth Accumulator:	How to Obtain this Information:

Prospectus of the Trust relating to Wealth Accumulator, dated January 31, 2008, as supplemented and as revised October 1, 2008

Statement of Additional Information of the Trust dated January 31, 2008, as supplemented and as revised October 1, 2008

Annual Report of the Trust relating to Wealth Accumulator for the fiscal year ended September 30, 2007

Semi-Annual Report of the Trust relating to Wealth Accumulator for the six month period ended March 31, 2008

Copies are available upon request and without charge if you:

•       Visit www.VirtusInvestmentPartners.com on the internet; or

•       Write to Phoenix Equity Planning Corporation, One American Row,
P.O. Box 150480, Hartford,
CT 06115-0480; or

•       Call (800) 243-1574 toll-free.

Information about Wealth Builder:	How to Obtain this Information:

Prospectus of the Trust relating to Wealth Builder, dated January 31, 2008, as supplemented, and as revised October 1, 2008 which accompanies this Prospectus/Information Statement

Statement of Additional Information of the Trust dated January 31, 2008, as supplemented and as revised October 1, 2008

Annual Report of the Trust relating to Wealth Builder for the fiscal year ended September 30, 2007

Semi-Annual Report of the Trust relating to Wealth Builder for the six month period ended March 31, 2008

Copies are available upon request and without charge if you:

•        Visit www.VirtusInvestmentPartners.com on the internet; or

•        Write to Phoenix Equity Planning Corporation, One American Row,
P.O. Box 150480, Hartford,
CT 06115-0480; or

•        Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated November , 2008, which relates to this Prospectus/Information Statement and the Reorganization

Copies are available upon request and without charge if you:

•        Write to Phoenix Equity Planning Corporation, One American Row,
P.O. Box 150480, Hartford,
CT 06115-0480; or

•        Call (800) 243-1574 toll-free

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to both Wealth Accumulator and Wealth Builder is contained in the Prospectus of the Trust dated January 31, 2008, as supplemented, and as revised October 1, 2008 (SEC File No. 811-07455) and is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated November     , 2008 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of the Trust relating to both Wealth Accumulator and Wealth Builder for the fiscal year ended September 30, 2007, and the six month period ended March 31, 2008, and pro forma financial statements of the Trust relating to Wealth Builder for the 12-month period ended March 31, 2008, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Wealth Builder:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectus and Statement of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Information Statement as Exhibit A.

Why is the Reorganization occurring?

The proposed Reorganization will allow shareholders of Wealth Accumulator to own a fund that is similar in style and identical in objective, but has a greater amount of assets. Wealth Builder’s performance has exceeded that of Wealth Accumulator for the year-to-date, one-year and since-inception periods ended September 30, 2008; however, for one-year and since-inception periods ended December 31, 2007, performance for Wealth Accumulator exceeded that of Wealth Builder. Total fund operating expenses for Wealth Builder are lower than the total fund operating expenses for Wealth Accumulator.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of Wealth Accumulator to Wealth Builder in exchange for Class A and Class C shares of Wealth Builder;

•	the assumption by Wealth Builder of all of the liabilities of Wealth Accumulator;

•	the liquidation of Wealth Accumulator by the distribution of Class A and Class C shares of Wealth Builder to Wealth Accumulators’ shareholders; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about November 21, 2008.

After the Reorganization, what shares of Wealth Builder will I own?

If you own Class A or Class C shares of Wealth Accumulator, you will own Class A or Class C shares, respectively, of Wealth Builder. The new shares you receive will have the same aggregate net asset value as your shares of Wealth Accumulator, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will offer you better operating efficiencies. Upon the reorganization of Wealth Accumulator into Wealth Builder, operating efficiencies may be achieved by Wealth Builder because it will have a greater level of assets. As of September 15, 2008, Wealth Accumulator’s net assets were approximately $ 11.3 million and Wealth Builder’s net assets were approximately $ 95.3 million. It is believed that a larger, combined fund may have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Total gross fund operating expenses for the 12-month period ended March 31, 2008 (restated to reflect current fee structure), for Class A and Class C shares of Wealth Accumulator are 2.28% and 3.03%, respectively, while current total gross operating expenses for the Class A and Class C shares of Wealth Builder are 1.84% and 2.59%, respectively.

After the Reorganization, the value of your shares will depend on the performance of Wealth Builder rather than that of Wealth Accumulator. The Board of Trustees of the Trust believes that the Reorganization will benefit both Funds and their respective shareholders. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be split by Wealth Accumulator (70%) and Wealth Builder (30%).

Both Funds declare and pay dividends from net investment income semiannually and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A and Class C shares of Wealth Builder or distributed in cash, if you have so elected.

The Trustees of the Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of both Funds and their respective shareholders, and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A and Class C shares, as applicable, of Wealth Builder in the same manner as you did for your shares of Wealth Accumulator before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The investment objectives of the Funds are identical. The investment objective of Wealth Accumulator is non-fundamental, which means that it may be changed by vote of the Trustees, without shareholder approval. However, the investment objective of Wealth Builder is fundamental and may not be changed without shareholder approval. The investment strategies of the Funds are similar; however, there are some differences. Under normal circumstances, Wealth Accumulator invests approximately 100% of its assets in equity mutual funds, while Wealth Builder invests approximately 80% of its assets in equity mutual funds and approximately 20% in bond mutual funds. While these allocations are different, they are both aggressive in their focus on equities. Both Funds invest principally (i) in equity securities of issuers of any capitalization and (ii) in foreign issuers, including those in emerging markets. In addition, Wealth Builder invests in debt securities of any maturity and credit quality, ranging from high-quality short-term debt to below investment grade debt.

The following tables summarize a comparison of Wealth Accumulator and Wealth Builder with respect to their investment objectives and principal investment strategies, as set forth in the Asset Allocation Prospectus and Statement of Additional Information relating to both Funds.

Wealth Accumulator
Investment Objective	Long-term capital appreciation.
Principal Investment Strategies	Invests in affiliated mutual funds employing diverse investment styles in order to moderate volatility by limiting the effect of any one investment style.
Under normal circumstances, invests approximately 100% of its assets in affiliated equity mutual funds. The underlying funds invest principally in (i) equity securities of issuers of any capitalization and (ii) foreign issuers, including those in emerging markets. Although the Fund does not concentrate its investments, certain of the underlying funds may concentrate their investments in a particular industry or market sector, such as real estate. Certain of the underlying funds may engage in short sales.

The adviser determines the combination of affiliated mutual funds that it believes best represents the appropriate mix of risk and return characteristics to meet the Fund’s investment objective.

The adviser monitors the Fund’s allocations and will gradually rebalance assets to maintain the target allocation as market changes warrant.

The adviser and/or subadviser to each underlying fund decides which securities to purchase and sell for its respective underlying affiliated mutual fund.

Wealth Builder
Investment Objective	Long-term capital appreciation
Principal Investment Strategies	Invests in affiliated mutual funds employing diverse investment styles in order to moderate volatility by limiting the effect of any one investment style.

Under normal circumstances, invests approximately 80% of its assets in affiliated equity mutual funds and 20% in affiliated bond mutual funds. The underlying funds invest principally in (i) equity securities of issuers of any capitalization, (ii) debt securities of any maturity and credit quality, ranging from high quality short-term debt to below investment grade debt, and (iii) foreign issuers, including those in emerging markets. Although the Fund does not concentrate its investments, certain of the underlying funds may concentrate their investments in a particular industry or market sector, such as real estate. Certain of the underlying funds may engage in short sales.

The adviser determines the combination of affiliated mutual funds that it believes best represents the appropriate mix of risk and return characteristics to meet the Fund’s investment objective.

The adviser monitors the Fund’s allocations and will gradually rebalance assets to maintain the target allocation as market changes warrant.

The adviser and/or subadviser to each underlying fund decides which securities to purchase and sell for its respective underlying affiliated mutual fund.

The principal risks of investing in Wealth Builder are similar to those of investing in Wealth Accumulator. However, there are differences. Both Funds’ principal risks include:

•	Allocation Risk—The Fund’s ability to achieve its investment objective will depend largely on the adviser’s ability in selecting the appropriate mix of underlying affiliated mutual funds.

•

Underlying Mutual Funds Risk—Achieving the Fund’s objective will depend on the performance of the underlying affiliated mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the Fund is subject to all risks associated with the underlying affiliated mutual funds. Since the Fund’s performance depends on that of each underlying affiliated mutual fund, it may be subject to increased volatility.

•

Affiliated Fund Risk—The adviser has the authority to select and substitute underlying affiliated mutual funds. The fees paid to the adviser by other affiliated mutual funds may be higher than the fees paid by underlying affiliated mutual funds in which the fund currently invests. These conditions may create a conflict of interest when selecting underlying affiliated mutual funds for investment. However, the adviser is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Although the Funds do not invest directly in securities, other than those of underlying affiliated mutual funds, each Fund is subject to the risks of the underlying mutual funds in which it invests, which include:

•

Equity Securities Risk—Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

Growth Stocks. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more susceptible than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented funds typically underperform when value investing is in favor.

Large Market Capitalization Companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Small and Medium Market Capitalization Companies. Companies with smaller market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and more susceptible to competitive threats. Smaller market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Value stocks. Value stocks involve the risk that value of the security will not be recognized for an unexpectedly long period of time and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically underperform when growth investing is in favor.

•

Foreign Investing Risk—Foreign markets and currencies may not function as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund’s investments. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in less developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with more developed securities markets and more advanced regulatory systems.

•

Fully invested in Equity Securities Risk—The net asset value of a fund that is fully invested in equity securities will decrease more quickly if the value of such securities decreases as compared to a fund that holds larger cash positions.

•

Industry Concentration Risk—To the extent a fund concentrates its investments in a particular industry, the fund is more vulnerable to financial, economic or political developments affecting that industry. Securities of companies in other industries may provide greater investment return in certain market conditions as compared to companies in the industry in which the fund holds a concentrated position. Moreover, conditions that negatively impact the particular industry will have a greater impact on the fund as compared to a fund that does not concentrate in one industry.

•

Limited Number of Investments Risk—Conditions that negatively affect securities in the portfolios will have a greater impact on funds that invest in a limited number of securities as compared with a fund that holds a greater number of security positions. In addition, such a fund may be more sensitive to changes in the market value of a single issuer in its portfolio.

•

Non-Diversification Risk—A non-diversified investment company is not limited in the proportion of assets that it may invest in the securities of any one issuer. Diversifying a fund’s portfolio can reduce the risks of investing. A non-diversified fund may be subject to greater risk since it can invest a greater proportion of its assets in the securities of a small number of issuers. If a fund takes large positions in a small number of issuers, changes in the price of those securities may cause the fund’s return to fluctuate more than that of a diversified investment company.

•

REIT Securities Risk—Equity REITs may be affected by changes in value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investments in REITs could cause a fund to possibly fail to qualify as a regulated investment company.

•

Short Sales Risk—In order to establish a short position in a security, a fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. The fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.

For Wealth Builder Only:

•

Credit Risk—Credit risk refers to the issuer’s ability to make scheduled interest or principal payments. Generally, the lower the credit rating of a security the greater the chance that the issuer will be unable to make such payments when due. High yield-high risk securities (junk bonds) typically entail greater price volatility and principal and interest rate risk.

•

Interest Rate Risk—Interest rate trends can have an effect on the value of the shares of the funds. If interest rates rise, the value of debt securities generally will fall. A fund that holds securities with longer maturities or durations may experience greater price fluctuations in response to changes in interest rates than a fund that holds only securities with short-term maturities or durations. Prices of longer-term securities are affected more by interest changes than prices of shorter-term securities.

•

Mortgage-Backed and Other Pass-Through Securities Risk—The values of pass-through securities, such as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), may fluctuate to a greater degree than other debt securities in response to changes in interest rates. Early payoffs on the underlying loans in mortgage-backed and asset-backed pass-through securities and CMOs may result in a fund receiving less income than originally anticipated.

•

Short-Term Investments Risk—Short-term instruments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and instruments that are not U.S. Government securities. Short-term instruments are high grade short-term securities such as commercial paper, drafts, municipal notes, bankers’ acceptances and certificates of deposit. Default or insolvency of the other party to a repurchase agreement presents a risk to the investing fund.

•

U.S. Government Securities Risk—Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities, and backed by the full faith and credit of the United States, only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States, but rather are the obligation solely of the entity through which they are issued.

The Funds may invest all of their assets in cash or money market instruments, including, but not limited to, government obligations maturing within one year from the date of purchase as a temporary defensive strategy when adverse market conditions warrant doing so. This strategy would be employed only in seeking to avoid losses, and in such instances, a Fund may not achieve its investment objective.

For a detailed discussion of the Funds’ risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds’ Prospectus and Statement of Additional Information.

Although Wealth Accumulator and Wealth Builder have identical investment objectives and similar strategies, certain securities held by Wealth Accumulator may be sold after the Reorganization in order to comply with the investment practices of Wealth Builder (for example, if it is determined that the securities held by Wealth Accumulator cause Wealth Builder’s allocation to equity securities relative to debt securities to be higher than desired). Such sales would occur only after the Reorganization because we have been advised that in order for purposes of treating the Reorganization as tax-free, it is prudent for Wealth Accumulator to continue to be managed in the normal course of business prior to the Reorganization. As a result, the Trust has determined that no repositioning of securities will be done prior to, and in contemplation of, the Reorganization. For any such sales, the transaction costs will be borne by Wealth Builder. Such costs are ultimately borne by the Fund’s shareholders.

How do the Funds’ fees and expenses compare?

Both Funds currently offer two classes of shares: Class A Shares and Class C Shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A and Class C shares of each of the Funds. The table entitled “Wealth Builder Pro Forma” shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A and Class C shares of Wealth Accumulator and Wealth Builder set forth in the following tables and in the examples are based on the expenses for the applicable fund for the 12-month period ended March 31, 2008. The amounts for Class A and Class C shares of Wealth Builder (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Wealth Builder would have been for the 12-month period ended March 31, 2008, assuming the Reorganization had taken place on April 1, 2007.

Shareholder Fees (fees paid directly from your investment)

	Wealth Accumulator Class A		Wealth Builder Class A		Wealth Builder (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(1)	None	(1)	None	(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Wealth Accumulator Class A	Wealth Builder Class A	Wealth Builder (Pro Forma) Class A
Management Fees	0.10%	0.10%	0.10%
Distribution and Shareholder Servicing (12b-1) Fees(3)(4)	None	None	None
Acquired Fund Fees and Expenses(5)(underlying mutual funds)	1.54%	1.42%	1.42%
Other Expenses(6)	0.64%	0.32%	0.30%
Total Annual Fund Operating Expenses(7)	2.28%	1.84%	1.82%

Shareholder Fees (fees paid directly from your investment)

	Wealth Accumulator Class C		Wealth Builder Class C		Wealth Builder (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%(2)	1.00	%(2)	1.00	%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Wealth Accumulator Class C	Wealth Builder Class C	Wealth Builder (Pro Forma) Class C
Management Fees	0.10%	0.10%	0.10%
Distribution and Shareholder Servicing (12b-1) Fees(3)(4)	0.75%	0.75%	0.75%
Acquired Fund Fees and Expenses(5) (underlying mutual funds)	1.54%	1.42%	1.42%
Other Expenses(6)	0.64%	0.32%	0.30%
Total Annual Fund Operating Expenses(7)	3.03%	2.59%	2.57%

(1)	A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder’s fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.
(2)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(3)	Class A Shares and Class C Shares are authorized under the fund’s 12b-1 Plan to pay fees up to 0.25% and 1.00% respectively. In addition, the underlying affiliated mutual funds’ Class A Shares and Class Y Shares in which the fund invests impose a 0.25% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of shares of the fund has reduced the 12b-1 fee by the amount of underlying affiliated mutual fund’s Class A Shares and Class Y Shares 12b-1 fees. The net amounts are shown in the table.
(4)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by FINRA.
(5)	Because the fund invests in other mutual funds, it is a shareholder of those underlying mutual funds and indirectly bears its proportionate share of the operating expenses, including management fees of the underlying mutual funds. These expenses are deducted from the underlying mutual funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the fund and its shareholders that are also described in the fee tables above. All of the above expenses reflect the expense ratio for each acquired (underlying) fund’s most recent fiscal period publicly reported. These estimates may vary considerably based on future asset levels of the fund, the amount of fund assets invested in acquired (underlying) funds at any point in time, and the fluctuation of the expense ratios of the acquired (underlying) funds.
(6)	Expenses have been restated to reflect current fee structure.
(7)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Wealth Accumulator versus Wealth Builder and Wealth Builder (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Wealth Accumulator	$793	$1,246	$1,725	$3,040

Wealth Builder	$751	$1,120	$1,513	$2,609

Wealth Builder (Pro Forma)	$749	$1,115	$1,504	$2,589

	Class C
	One Year	Three Years	Five Years	Ten Years
Wealth Accumulator	$406	$936	$1,591	$3,346

Wealth Builder	$362	$805	$1,375	$2,925

Wealth Builder (Pro Forma)	$360	$799	$1,365	$2,905

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
Wealth Accumulator	$306	$936	$1,591	$3,346

Wealth Builder	$262	$805	$1,375	$2,925

Wealth Builder (Pro Forma)	$260	$799	$1,365	$2,905

How do the Funds’ performance records compare?

The following charts show how the Class A shares of Wealth Accumulator and Wealth Builder have performed in the past. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class A shares of Wealth Accumulator and Wealth Builder.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return, as applicable, has varied from year-to-year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Wealth Accumulator

High Quarter: 4th—2006     6.85%

Low Quarter: 4th—2007    -2.35%

Year-to-date Performance (through September 30, 2008) is -22.37%

Wealth Builder

High Quarter: 4th—2004    7.88%

Low Quarter: 1st—2005    -3.03%

Year-to-date performance (through September 30, 2008) is -18.37%

The next set of tables lists the average annual total return by class of Wealth Accumulator and Wealth Builder or, as applicable, for one-year and since-inception (through December 31, 2007 and September 30, 2008). The after-tax returns shown are for Class A shares of Wealth Accumulator and Wealth Builder; after-tax returns for Class C shares of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the periods indicated)(1)

Wealth Accumulator	1 Year Ended 12/31/07	Since Inception(2) to 12/31/07	1 Year Ended 6/30/08	Since Inception(2) to 6/30/08	YTD (6/30/08)
Class A shares
Return Before Taxes	2.18%	8.40%	-28.56%	-1.85%	-26.83%
Return After Taxes on Distributions (4)	1.27%	7.74%	-28.86%	-2.30%	-26.83%
Return After Taxes on Distributions and Sale of Fund Shares(4)(5)	1.91%	6.97%	-18.33%	-1.64%	-17.44%
Class C shares
Return Before Taxes	7.62%	10.27%	-24.68%	-0.73%	-23.54%
S&P 500® Index(6)	5.49%	9.48%	-21.98%	0.12%	-19.29%

Wealth Builder	1 Year Ended 12/31/07	Since Inception(3) to 12/31/07	1 Year Ended 6/30/08	Since Inception(3) to 6/30/08	YTD (6/30/08)
Class A shares
Return Before Taxes	1.24%	8.49%	-24.28%	3.08%	-23.07%
Return After Taxes on Distributions (4)	-0.64%	7.38%	-24.93%	2.15%	-23.20%
Return After Taxes on Distributions and Sale of Fund Shares(4)(5)	2.09%	6.97%	-15.41%	2.44%	-14.98%
Class C shares
Return Before Taxes	6.66%	9.15%	-20.35%	3.50%	-19.68%
S&P 500® Index(6)	5.49%	11.60%	-21.98%	5.38%	-19.29%
Lehman Brothers Aggregate Bond Index(7)	6.97%	4.93%	3.65%	4.33%	0.63%
Composite: 80% S&P 500®/ 20% Lehman Brothers Aggregate Bond Index(8)	5.88%	10.31%	-17.23%	5.26%	-15.48%

(1)	Each Fund’s average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and a full redemption in the Fund’s Class C shares.
(2)	Since August 4, 2005.
(3)	Since August 1, 2003.
(4)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(5)	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
(6)

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(7)	The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.
(8)

A composite index consisting of 80% S&P 500® Index and 20% Lehman Brothers Aggregate Bond Index. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Wealth Builder is also contained in management’s discussion of Wealth Builder’s performance, which appears in the most recent Annual Report of the Trust relating to Wealth Builder.

Who will be the Adviser of my Fund after the Reorganization? What will the advisory fees be after the Reorganization?

Management of the Funds

The overall management of both Funds is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

Adviser

Virtus Investment Advisers, Inc., formerly named Phoenix Investment Counsel, Inc. (the “Adviser” or “VIA”) is the investment adviser for Wealth Builder and is responsible for managing the Fund’s investment program and for the general operations of the Fund.

Facts about the Adviser:

•	The Adviser has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $1.5 billion as of June 30, 2008.

•	The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.

•	The Adviser is a wholly-owned subsidiary of Virtus Investment Partners, Inc.

Portfolio Management

The following individuals are members of the team of investment professionals responsible for the day-to-day managements of the Funds’ portfolios.

Carlton Neel. Mr. Neel has served as a member of the portfolio management team for each of the Funds since June 2008. Mr. Neel is a Senior Vice President of VIA, Euclid Advisors, LLC (“Euclid”) and Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of the Virtus Small-Cap Value Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Euclid and Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

David Dickerson. Mr. Dickerson has served as a member of the portfolio management team for each of the Funds since June 2008. Mr. Dickerson is a Senior Vice President of VIA, Euclid and Zweig. He also serves as portfolio manager of the Virtus Small-Cap Value Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two-closed end funds managed by Zweig. For the period from July 2002 until returning to Euclid and Zweig in April 2003, Mr. Dickerson was a managing Director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Please refer to the Statement of Additional Information for additional information about Wealth Builder’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Wealth Builder.

Advisory Fees

For its management and supervision of the daily business affairs of Wealth Builder, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Wealth Builder’s net assets at the annual rate of 0.10%.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result, for federal income tax purposes, no gain or loss will be recognized by Wealth Accumulator or its shareholders as a result of receiving shares of Wealth Builder in connection with the Reorganization. The aggregate tax basis and holding period of the shares of Wealth Builder that are received by the shareholders of Wealth Accumulator will be the same as the aggregate tax basis and holding period of the shares of Wealth Accumulator previously held by such shareholders, provided that such shares of Wealth Accumulator are held as capital assets. In addition, no gain or loss will be recognized by Wealth Builder upon the receipt of the assets of Wealth Accumulator in exchange for shares of Wealth Builder and the assumption by Wealth Builder of Wealth Accumulator’s liabilities, and the holding period and tax basis of the assets of Wealth Accumulator in the hands of Wealth Builder as a result of the Reorganization will be the same as in the hands of Wealth Accumulator immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The primary risk factors are substantially similar due to the identical investment objectives and the similar investment styles of the Funds. The risks of Wealth Builder are described in greater detail in that Fund’s Prospectus.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Allocation Risk.

Wealth Accumulator	Allocates assets among underlying mutual funds to meet target allocation.

Wealth Builder	Allocates assets among underlying mutual funds to meet target allocation.

Allocation Risk

The Fund’s ability to achieve its investment objective will depend largely on the Adviser’s ability in selecting the appropriate mix of underlying mutual funds.

Each of the Funds is subject to Underlying Mutual Funds Risk and Affiliated Fund Risk.

Wealth Accumulator	Invests in underlying affiliated mutual funds that employ diverse investment styles.

Wealth Builder	Invests in underlying affiliated mutual funds that employ diverse investment styles.

Underlying Mutual Fund Risk

Achieving the Fund’s objective will depend on the performance of the underlying affiliated mutual funds, which depends on the particular securities in which the underlying affiliated mutual funds invest. Indirectly, the Fund is subject to all risks associated with the underlying affiliated mutual funds. Since the Fund’s performance depends on that of each underlying affiliated mutual fund, it may be subject to increased volatility.

Affiliated Fund Risk

The Adviser has the authority to select and substitute underlying affiliated mutual funds. The fees paid to the adviser by the other affiliated mutual funds may be higher than the fees paid by underlying affiliated mutual funds in which the Fund currently invests. These conditions may create a conflict of interest when selecting underlying mutual funds for investment. However, the Adviser is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Each of the Funds is subject to Equity Securities Risk through investment in underlying affiliated mutual funds.

Wealth Accumulator	Under normal circumstances, invests approximately 100% of assets in equity mutual funds.

Wealth Builder	Under normal circumstances, invests approximately 80% of assets in equity mutual funds.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

Each of the Funds is subject to Growth Stock Risk, Large Market Capitalization Risk, Small and Medium Capitalization Risk and Value Stock Risk through investment in underlying affiliated mutual funds.

Wealth Accumulator	Invests in underlying affiliated mutual funds which may invest in equity securities of issuers of any capitalization.

Wealth Builder	Invests in underlying affiliated mutual funds which may invest in equity securities of issuers of any capitalization.

Growth Stock Risk

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more susceptible than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented funds typically underperform when value investing is in favor.

Large Market Capitalization Risk

Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Small and Medium Capitalization Risk

Investments in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Value Stock Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. An example of a different investment style includes value investing. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value-oriented funds will typically underperform when growth investing is in favor.

Each of the Funds is subject to Foreign Investing Risk through investment in underlying affiliated mutual funds.

Wealth Accumulator	Invests in underlying affiliated mutual funds which may invest in securities of foreign issuers, including those in emerging markets.

Wealth Builder	Invests in underlying affiliated mutual funds which may invest in securities of foreign issuers, including those in emerging markets.

Foreign Investing Risk

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, such as less publicly available information about foreign countries; political and economic instability within countries; differences in financial reporting standards and transaction settlement systems; the possibility of expropriation or confiscatory taxation; and changes in investment or exchange regulations.

Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rates. Exchange rate fluctuations can cause the value of your shares to decrease or increase. Generally, when the value of the U.S. dollar increases against the foreign currency in which an investment is denominated, the security tends to decrease in value which, in turn, may cause the value of your shares to decrease.

Risks associated with foreign investments may be intensified in emerging market countries. Developing countries and companies doing business in such countries may not have the same range of opportunities and have more obstacles to financial success than their counterparts in developed nations.

Each of the Funds is subject to Fully Invested in Equity Securities Risk through investment in underlying affiliated mutual funds.

Wealth Accumulator	Invests in underlying affiliated mutual funds which may be fully invested in equity securities.

Wealth Builder	Invests in underlying affiliated mutual funds which may be fully invested in equity securities.

Fully Invested in Equity Securities Risk

The net asset value of a fund that is fully invested in equity securities will decrease more quickly than the value of such securities decreases for a fund that holds larger cash positions.

Each of the Funds is subject to Industry Concentration Risk, Non-Diversification Risk, REIT Securities Risk and Short Sales Risk through investment in underlying affiliated mutual funds.

Wealth Accumulator	Invests in underlying affiliated mutual funds which may concentrate investments in a particular industry or market sector, may be non-diversified, or may engage in short sales.

Wealth Builder	Invests in underlying affiliated mutual funds which may concentrate investments in a particular industry or market sector, may be non-diversified, or may engage in short sales.

Industry Concentration Risk

To the extent a fund concentrates its investments in a particular industry, the fund is more vulnerable to financial, economic or political developments affecting the industry. Securities of companies in other industries may provide greater investment return in certain market conditions as compared to companies in the industry in which the fund holds a concentrated position. Moreover, conditions that negatively impact the particular industry will have a greater impact on the fund as compared to a fund that does not concentrate in one industry.

Non-Diversification Risk

A non-diversified investment company is not limited in the proportion of assets that it may invest in the securities of any one issuer. Diversifying a fund’s portfolio can reduce the risks of investing. A non-diversified fund may be subject to greater risk since it can invest a greater proportion of its assets in the securities of a small number of issuers. If a fund takes large positions in a small number of issuers, changes in the prices of those securities may cause the fund’s return to fluctuate more than that of a diversified investment company.

REIT Securities Risk

Equity REITs may be affected by changes in value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940. In the event of a default by a borrower or a lessee, the REIT may experience delays in enforcing its rights as a mortgagee or a lessor and may incur substantial costs associated with protecting its investments. In addition, investments in REITs could cause a fund to possibly fail to qualify as a regulated investment company.

Short Sales Risk

In order to establish a short position in a security, a fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. The fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.

Are there any other risks of investing in the Funds?

Wealth Accumulator and Wealth Builder are subject to Limited Number of Investments Risk

Wealth Accumulator and Wealth Builder invest in underlying affiliated mutual funds which may be invested in a limited number of securities.

Limited Number of Investments Risk

Conditions that negatively affect securities in the portfolios will have greater impact on funds that invest in a limited number of securities as compared with a fund that holds a greater number of security positions. In addition, such a fund may be more sensitive to changes in the market value of a single issuer in its portfolio.

Wealth Builder is subject to Credit Risk, Interest Rate Risk, Mortgage-Backed and Other Pass-Through Securities Risk, Short-Term Investments Risk and U.S. Government Securities Risk through investment in underlying affiliated mutual funds.

Credit Risk

Credit risk refers to the issuer’s ability to make scheduled interest or principal payments. Generally, the lower the credit rating of a security the greater the chance that the issuer will be unable to make such payments when due. High yield-high risk securities (junk bonds) typically entail greater price volatility and principal and interest rate risk.

Interest Rate Risk

Interest rate trends can have an effect on the value of the shares of the funds. If interest rates rise, the value of debt securities generally will fall. A fund that holds securities with longer maturities or durations may experience greater price fluctuations in response to changes in interest rates than a fund that holds only securities with short-term maturities or durations. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

Mortgage-Backed and Other Pass-Through Securities Risk

The value of pass-through, such as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), may fluctuate to a greater degree than other debt securities in response to changes in interest rates. Early payoffs of the underlying loans in mortgage-backed and asset-backed pass-through securities and CMOs may result in a fund receiving less income than originally anticipated.

Short-Term Investments Risk

Short-term instruments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and instruments that are not U.S. Government securities. Short-term instruments are high grade short-term securities such as commercial paper, drafts, municipal notes, bankers’ acceptances and certificates of deposit. Default or insolvency of the other party to a repurchase agreement presents a risk to the investing fund.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities, and backed by the full faith and credit of the United States, only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States, but rather are the obligation solely of the entity through which they are issued.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

Both Funds have the same investment objective. The Reorganization will allow shareholders of Wealth Accumulator to own a fund that is similar in style, and with a greater amount of assets. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for Wealth Builder, which could benefit shareholders of Wealth Accumulator.

At a Board meeting held on August 20, 2008, the Board of Trustees of the Trust, on behalf of Wealth Accumulator, considered and unanimously approved the Reorganization. They determined that the Reorganization was in the best interests of Wealth Accumulator and its shareholders, and that the interests of the existing shareholders of Wealth Accumulator would not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Board of Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the Reorganization. The Board of Trustees noted that Wealth Builder has the same investment objective as Wealth Accumulator and its performance for the year-to-date and the one-year periods ended June 30, 2008 exceeded that of Wealth Accumulator. In addition, total fund operating expenses for Wealth Builder are lower than the current gross fund operating expenses for Wealth Accumulator.

The Board of Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that the total expenses of Wealth Builder would be less than those of Wealth Accumulator on a pro forma basis;

•	the fact that Wealth Accumulator and Wealth Builder have the same investment objective and similar principal investment strategies;

•	the fact that the Wealth Accumulator and Wealth Builder will share the expenses incurred by the Funds in connection with the Reorganization;

•	the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

•	the fact that Wealth Builder would assume all of the liabilities of Wealth Accumulator;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Wealth Accumulator, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board of Trustees of the Trust met with counsel for the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits would in fact be realized, the Board of Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Wealth Accumulator and its shareholders. Consequently, they unanimously approved the Plan.

The Board of Trustees of the Trust has also unanimously approved the Plan on behalf of Wealth Builder.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

The Plan provides that all of the assets of Wealth Accumulator will be acquired by Wealth Builder in exchange for Class A and Class C shares of Wealth Builder and the assumption by Wealth Builder of all of the liabilities of Wealth Accumulator on or about November 21, 2008, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Wealth Accumulator will endeavor to discharge or accrue for all of its known liabilities and obligations. Wealth Accumulator will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Wealth Accumulator will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund’s net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Wealth Builder to be received by the shareholders of Wealth Accumulator will be determined by multiplying the respective outstanding class of shares of Wealth Accumulator by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Wealth Accumulator by the net asset value per share of the respective class of shares of Wealth Builder. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

Phoenix Equity Planning Corporation (“PEPCO”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Funds, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Wealth Builder, Wealth Accumulator will liquidate and distribute pro rata to its shareholders as of the close of business on the Closing Date the full and fractional shares of Wealth Builder received by Wealth Accumulator. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Wealth Accumulator’s shareholders on Wealth Builder’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Wealth Builder due to Wealth Accumulator’s shareholders. All issued and outstanding shares of Wealth Accumulator will be canceled. The shares of Wealth Builder to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Wealth Accumulator will be terminated.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either Fund if the Reorganization has not occurred on or before April 30, 2009 or (c) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

If the Reorganization is not consummated, VIA will pay the expenses incurred by the Funds in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by Wealth Accumulator, Wealth Builder or their shareholders.

If the Reorganization is not consummated, the Board of Trustees of the Trust will consider other possible courses of action which may be in the best interests of Wealth Accumulator’s shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, Wealth Accumulator and Wealth Builder will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that Wealth Accumulator and Wealth Builder each will be a “party to a reorganization,” within the meaning of section 368 (b) of the Code.

As a result:

1.	No gain or loss will be recognized by Wealth Builder upon the receipt of the assets of Wealth Accumulator solely in exchange for the shares of Wealth Builder and the assumption by Wealth Builder of the liabilities of Wealth Accumulator;

2.	No gain or loss will be recognized by Wealth Accumulator on the transfer of its assets to Wealth Builder in exchange for Wealth Builder’s shares and the assumption by Wealth Builder of the liabilities of Wealth Accumulator or upon the distribution of Wealth Builder’s shares to Wealth Accumulator’s shareholders in exchange for their shares of Wealth Accumulator;

3.	No gain or loss will be recognized by Wealth Accumulator’s shareholders upon the exchange of their shares of Wealth Accumulator for shares of Wealth Builder in liquidation of Wealth Accumulator;

4.	The aggregate tax basis of the shares of Wealth Builder received by each shareholder of Wealth Accumulator pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Wealth Accumulator held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Wealth Builder received by each shareholder of Wealth Accumulator will include the period during which the shares of Wealth Accumulator exchanged therefor were held by such shareholder (provided that the shares of Wealth Accumulator are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Wealth Accumulator acquired by Wealth Builder will be the same as the tax basis of such assets to Wealth Accumulator immediately prior to the Reorganization, and the holding period of such assets in the hands of Wealth Builder will include the period during which the assets were held by Wealth Accumulator.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Wealth Accumulator would recognize gain or loss on the transfer of its assets to Wealth Builder and each shareholder of Wealth Accumulator would recognize a taxable gain or loss equal to the difference between its tax basis in its Wealth Accumulator shares and the fair market value of the shares of Wealth Builder it received.

Pro-forma Capitalization

The following table sets forth the capitalization of Wealth Accumulator and Wealth Builder as of March 31, 2008, and the capitalization of Wealth Builder on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.9574 Class A shares and 0.9554 Class C shares of Wealth Builder for each Class A and Class C share, respectively, of Wealth Accumulator.

Capitalization of Wealth Accumulator, Wealth Builder and

Wealth Builder (Pro Forma)*

(amounts reported in 000s )

	Wealth Accumulator	Wealth Builder	Adjustments	Wealth Builder Pro-forma (After Reorganization)
Net Assets
Class A	$8,388	$50,110	(7)	$58,491
Class C	$3,964	$62,953	(8)	$66,909
Total Net Assets	$12,352	$113,063	(15)	$125,400
Net Asset Value Per Share
Class A	$10.78	$11.26	—	$11.26
Class C	$10.68	$11.18	—	$11.18
Shares Outstanding
Class A	778	4,450	(33)	5,195
Class C	371	5,629	(17)	5,983
Total Shares Outstanding**	1,149	10,079	(50)	11,178
*	Table reflects $50,000 of estimated merger expenses, which will be paid 70% by Wealth Accumulator and 30% by Wealth Builder.
**	Reflects change in shares outstanding due to reduction of Class A and Class C shares of Wealth Builder in exchange for Class A and Class C shares, respectively, of Wealth Accumulator based on the net asset value of Wealth Builder’s Class A and Class C shares, respectively, at March 31, 2008.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

PEPCO, the sole stockholder of the Adviser, serves as the national distributor of the Funds’ shares. PEPCO distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each class of shares of the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of Wealth Accumulator owning Class A or Class C shares will receive Class A or Class C shares, respectively, of Wealth Builder. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder’s fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. If you acquire Class A shares of Wealth Builder as a result of the Reorganization, you will continue to be subject to a deferred sales charge upon subsequent redemptions to the same extent as if you had continued to hold your shares of Wealth Accumulator. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of the Funds under which the applicable Fund may pay a service fee at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class. To avoid duplication of 12b-1 fees, both Funds have reduced the Class A 12b-1 fee by the amount of underlying affiliated mutual funds’ Class A and Class Y 12b-1 fees.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sale charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Wealth Builder will be added to the length of time you held shares in Wealth Accumulator. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Wealth Accumulator. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of the Funds under which the applicable Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. To avoid duplication of 12b-1 fees, both Funds have reduced the Class C 12b-1 fee by the amount of underlying affiliated mutual funds’ Class A and Class Y 12b-1 fees. Class C shares issued to shareholders of Wealth Accumulator in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A and Class C shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Wealth Builder.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectus. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200, subject to sixty-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

Wealth Accumulator and Wealth Builder currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectus.

Dividend Policy

The Funds distribute net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectus for further information concerning dividends and distributions.

Each Fund has qualified, and Wealth Builder intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Both Funds are diversified series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. The Trust is governed by its Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws, as amended, a Board of Trustees, and applicable Delaware law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Wealth Accumulator, Wealth Builder and 16 other mutual funds.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of each entity permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of either Fund, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Currently, the Trust does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust, provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities of a Fund or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of the Trust may also terminate the Trust, a Fund, or a class of shares upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of a class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Trust’s Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of the Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

Shareholder Information

As of [                    ], 2008, the total number of shares of Wealth Accumulator outstanding was as follows:

Number of Shares
Class A
Class C

Total

As of [                    ], the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Wealth Accumulator.

As of [                    ], the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Wealth Builder.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of Wealth Accumulator and Wealth Builder as of [                    ], were as follows:

Wealth Builder

Name and Address	Class	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Wealth Accumulator

Name and Address	Class	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to both Funds, for the fiscal year ended as of September 30, 2007, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The unaudited Semi-Annual Report of both Funds for the six month period ended March  31, 2008 has also been incorporated by reference herein.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Wealth Builder will be passed upon by Kevin J. Carr, Esq., Vice President and Counsel, Virtus Investment Partners, Inc.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

November     , 2008

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 20th day of August, 2008, by and between Phoenix Opportunities Trust, a Delaware statutory trust (the “Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Wealth Builder PHOLIO (the “Acquiring Fund”), a separate series of the Trust, and Phoenix Wealth Accumulator PHOLIO (the “Acquired Fund”), a separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund and the Acquiring Fund are separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 Phoenix Equity Planning Corporation (“PEPCO”) shall make all computations of value, in its capacity as administrator for the Trust.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be November 21, 2008, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, CT 06115-0480 or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct PEPCO (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The unaudited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at March 31, 2008 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since March 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The unaudited financial statements of the Acquiring Fund at March 31, 2008 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since March 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

8.3. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Trust’s Declaration of Trust, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, may not waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust and the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne 70% by the Acquired Fund and 30% by the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Phoenix Investment Counsel, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust and the Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before April 30, 2009 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Trust may not waive the condition set forth in paragraph 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301, Attn: General Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer and attested by its Secretary or Assistant Secretary, all as of the date first written above.

Attest:		PHOENIX OPPORTUNITIES TRUST, on behalf of its series Phoenix Wealth Accumulator PHOLIO

By:
By:	Kevin J. Carr	By:	W. Patrick Bradley
Title:	Vice President, Chief Legal Officer, Counsel and Secretary	Title:	Chief Financial Officer and Treasurer

Attest:		PHOENIX OPPORTUNITIES TRUST, on behalf of its series Phoenix Wealth Builder PHOLIO

By:
By:	Kevin J. Carr	By:	W. Patrick Bradley
Title:	Vice President, Chief Legal Officer, Counsel and Secretary	Title:	Chief Financial Officer and Treasurer

Agreed and accepted as to paragraph 10.3 only:

Attest:		PHOENIX INVESTMENT PARTNERS, LTD.

By:
By:	Kevin J. Carr	By:	John H. Beers
Title:	Vice President and Assistant Clerk	Title:	Vice President and Clerk

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS WEALTH ACCUMULATOR FUND

a series of

VIRTUS OPPORTUNITIES TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

VIRTUS WEALTH BUILDER FUND

a series of

VIRTUS OPPORTUNITIES TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated November    , 2008, relating specifically to the proposed transfer of the assets and liabilities of Virtus Wealth Accumulator Fund (“Wealth Accumulator”), a series of Phoenix Opportunities Trust (the “Trust”), to the Virtus Wealth Builder Fund (“Wealth Builder”), a separate series of the Trust, in exchange for Class A and Class C shares of beneficial interest, [$            ] par value, of Wealth Builder (to be issued to holders of shares of Wealth Accumulator), consists of the information set forth below pertaining to Wealth Accumulator and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of both Wealth Accumulator and Wealth Builder, dated January 31, 2008, as supplemented and as revised October 1, 2008;

(2)	Annual Report of Wealth Accumulator for the fiscal year ended September 30, 2007;

(3)	Annual Report of Wealth Builder for the fiscal year ended September 30, 2007;

(4)	Semi-Annual Report of Wealth Accumulator for the six-month period ended March 31, 2008;

(5)	Semi-Annual Report of Wealth Builder for the six-month period ended March 31, 2008; and

(6)	Pro Forma Financial Statements dated as of March 31, 2008 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Wealth Accumulator and Wealth Builder, dated November    , 2008. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Virtus Opportunities Trust

Pro Forma Combining Financial Statements (Unaudited)

March 31, 2008

Introductory Paragraph

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Virtus Wealth Accumulator Fund, (“Wealth Accumulator”), a series of Virtus Opportunities Trust, in exchange for shares of Virtus Wealth Builder Fund, (“Wealth Builder”), a separate series of Virtus Opportunities Trust, at net asset value. Under generally accepted accounting principals, the historical cost of investment securities will be carried forward to the surviving entity, Wealth Builder, and the results of operations of Wealth Builder for pre-combination periods have been restated removing extraordinary expenses, which are not expected to recur.

Wealth Builder will be involved in a merger in November 2008, however, the following pro formas have assumed that the merger occurred as of March 31, 2008.

The pro forma unaudited combining statements of assets and liabilities and schedule of investments reflect the financial position of Wealth Accumulator and Wealth Builder as of March 31, 2008.

The pro forma unaudited statement of operations reflects the results of operations of each of the funds for the year ended March 31, 2008, as though the reorganization occurred as of the beginning of the preceding twelve month period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for Wealth Accumulator and Wealth Builder, which are incorporated by reference in the Statement of Additional Information.

Virtus Wealth Builder/Virtus Wealth Accumulator

Pro Forma Combining Schedule of Investments

March 31, 2008 (Unaudited)

$ Reported in 000’s

Virtus Wealth Builder	Virtus Wealth Accumulator	Pro Forma Combining Portfolios		Virtus Wealth Builder		Virtus Wealth Accumulator		Pro Forma Combining Portfolios
			MUTUAL FUNDS
			Domestic Equity Funds (c)
415,676	64,149	479,825	Virtus Capital Growth Fund Class A (b)	$6,235		$962		$7,197
755,600	113,813	869,413	Virtus Growth & Income Fund Class A	12,445		1,875		14,320
438,569	64,231	502,800	Virtus Growth Opportunities Fund Class A (b)	6,043		885		6,928
823,009	91,214	914,223	Virtus Market Neutral Fund Class A	8,444		936		9,380
196,208	27,576	223,784	Virtus Mid-Cap Value Fund Class A	4,369		614		4,983
205,926	30,132	236,058	Virtus Quality Small-Cap Fund Class A	1,989		291		2,280
167,119	20,768	187,887	Virtus Real Estate Securities Fund Class A	4,850		603		5,453
193,815	25,826	219,641	Virtus Small-Cap Value Fund Class A (b)	2,221		296		2,517
68,772	9,390	78,162	Virtus Small-Cap Growth Fund Class A (b)	2,082		284		2,366
233,293	33,796	267,089	Virtus Small-Cap Sustainable Growth Fund Class A (b)	2,135		309		2,444
1,062,565	162,645	1,225,210	Virtus Value Opportunities Fund Class A	11,168		1,709		12,877

				61,981		8,764		70,745

			Foreign Equity Funds (c)
261,061	38,195	299,256	Virtus Foreign Opportunities Fund Class A	6,712		982		7,694
350,663	38,851	389,514	Virtus Global Infrastructure Fund Class A	4,464		495		4,959
556,650	68,620	625,270	Virtus International Real Estate Securities Fund Class A	4,826		595		5,421
809,141	111,489	920,630	Phoenix International Strategies Fund Class A	10,948		1,508		12,456

				26,950		3,580		30,530

			Domestic Fixed Income Funds (c)
936,911	—	936,911	Virtus Bond Fund Class A	9,622		—		9,622
204,122	—	204,122	Virtus High Yield Income Fund Class A	2,290		—		2,290
314,079	—	314,079	Virtus Institutional Bond Fund Class Y	9,702		—		9,702
521,748	—	521,748	Virtus Multi-Sector Short Term Bond Fund Class A	2,374		—		2,374

				23,988		—		23,988

			TOTAL MUTUAL FUNDS (Identified Cost $109,334 and $12,888)	112,919		12,344		125,263

			TOTAL LONG TERM INVESTMENTS (Identified cost $109,334 and $12,888)	112,919		12,344		125,263

			SHORT-TERM INVESTMENTS
			Commercial Paper (d)
265	—	265	Eaton Corp. 2.750% due 4/1/08	265		—		265

			TOTAL SHORT-TERM INVESTMENTS
			(Identified Cost $265 and 0)	265		—		265

			TOTAL INVESTMENTS—100.1% (Identified Cost $109,599 and $12,888)	113,184	(a)	12,344	(a)	125,528	(a)

			Other assets and liabilities, net	(121)		43		(128)

			NET ASSETS—100.0%	113,063		12,387		125,400

(a)

Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,045 and gross depreciation of $6,714 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $123,197.

(b)	Non-income producing.

(c)	Affiliated Funds.

(d)	The rate shown is the discount rate.

See Notes to Pro Forma Financial Statements.

Virtus Wealth Builder/Virtus Wealth Accumulator

Pro Forma Combining Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

Reported in (000’s)

	Virtus Wealth Builder	Virtus Wealth Accumulator		Adjustments		Pro Forma Combining Portfolios
ASSETS
Investment securities at value (Identified cost $265 and $0)	$265	$—		—		$265
Investment in affiliated funds at value (Identified cost $109,334 and $12,888)	112,919	12,344				125,263
Cash	3	37		—		40
Receivables
Fund shares sold	104	9		—		113
Receivable from adviser	21	8		—		29
Dividends	25	—		—		25
Prepaid expenses	22	20		—		42
Other assets	8	—		—		8

Total assets	113,367	12,418		—		125,785

LIABILITIES
Payables
Fund shares repurchased	162	6		—		168
Investment securities purchased	25	—		—		25
Administration fee	8	1		—		9
Transfer agent fee	25	3		—		28
Trustees’ fee	1	—		—		1
Distribution and service fees	40	3		—		43
Professional fee	20	34	(C)	7	(b)	61
Other accrued expenses	15	20	(C)	8	(b)	43
Trustee deferred compensation plan	8	—		—		8

Total liabilities	304	66		15		385

NET ASSETS	$113,063	$12,352		(15)		$125,400

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$108,622	$12,862		$(15)		$121,469
Undistributed net investment income (loss)	(899)	(141)		—		$(1,040)
Accumulated net realized gain (loss)	1,755	175				$1,930
Net unrealized appreciation	3,585	(544)				3,041

Net Assets	$113,063	$12,352		$(15)		$125,400

CLASS A
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,450	778		(33	)(a)	5,195
Net assets	$50,110	$8,388		(7)		$58,491
Net asset value per share	$11.26	$10.78				$11.26
Offering price per share NAV/(1 - 5.75%)	$11.95	$11.44				$11.95

CLASS C
Shares of beneficial interest outstanding	5,629	371		(17	)(a)	5,983
Net assets	$62,953	$3,964		(8)		$66,909
Net asset value and offering price per share	$11.18	$10.68				$11.18

(a)	Adjustment reflects shares reduced in conversion.

(b)

Professional expenses for the surviving fund (Virtus Wealth Builder Fund) were increased by $7,500 and printing expenses by $7,500 to reflect one-time merger related expenses. Surviving fund will pay 30% merger cost.

(c)

Professional expenses for the merging fund (Virtus Wealth Accumulator Fund) were increased by $17,500 and printing expenses by $17,500 to reflect one-time merger related expenses. Merging fund will pay 70% merger cost.

See Notes to Pro Forma Financial Statements.

Virtus Wealth Builder/Virtus Wealth Accumulator

Pro Forma Combining Statement of Operations

March 31, 2008 (Unaudited)

Reported in (000’s)

	Virtus Wealth Builder	Virtus Wealth Accumulator	Adjustments			Pro Forma Combining Portfolios
INVESTMENT INCOME
Income distributions received from affiliated funds	$2,024	$85	$			$2,109
Interest	15	4				19
Security lending	—	—				—
Foreign taxes withheld	—	—				—
Total investment income	2,039	89		—		2,128

EXPENSES
Investment advisory fee	130	14		(1)		143
Distribution and service fees - Class C	557	31		(1)		587
Administration fee	108	12		(2	)(a)	118
Transfer agent	181	23		4	(a)	208
Registration	37	22		(22	)(a)	37
Printing	29	3		(22	)(a)	10
Professional	26	20		(26	)(a)	20
Custodian	11	5		(4	)(a)	12
Trustees	11	1		1	(a)	13
Miscellaneous	20	1		(5	)(a)	16
Total expenses	1,110	132		(78	)(a)	1,164
Less: Custodian fees paid indirectly	—	—		—		—
Less: Expenses reimbursed by investment adviser and/or administrator and distributor	—	—		—		—
Net expenses	1,110	132		(78	)(a)	1,164

NET INVESTMENT INCOME (LOSS)	929	(43)		78	(a)	964

NON RECURRING PAYMENT FROM FORMER ADMINISTRATOR	—	—		—		—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on securities	2,494	(188)		—		2,306

Capital gain distributions received from affiliated funds	5,257	627				5,884

Net change in unrealized appreciation (depreciation) on investments from affiliated funds	(14,390)	(1,378)		—		(15,768)

Net gain (loss) on investments	(6,639)	(939)		—		(7,578)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,710)	$(982)		$78		$(6,614)

Adjustments:

(a)	Adjustments are true-ups to reflect combined fund expenses

See Notes to Pro Forma Financial Statements.

Virtus Wealth Builder Fund/Virtus Wealth Accumulator Fund

Notes to Pro Forma Combining Financial Statements

March 31, 2008 (Unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the proposed merger of the Virtus Wealth Accumulator Fund (“Merging Fund”) into Virtus Wealth Builder Fund (“Surviving Fund”). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets and liabilities of Virtus Wealth Accumulator Fund to Virtus Wealth Builder Fund and the subsequent liquidation of Virtus Wealth Accumulator Fund. The accounting survivor in the proposed merger will be Virtus Wealth Builder Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which Virtus Wealth Builder Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. Virtus Wealth Accumulator, the merging fund, will pay 70% of the costs of the reorganization, and Virtus Wealth Builder Fund, the surviving fund, will pay 30% of the costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Virtus Wealth Builder Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Virtus Wealth Builder Fund and Virtus Wealth Accumulator Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the reduction of shares of Virtus Wealth Builder Fund at March 31, 2008 in connection with the proposed reorganization. The amount of reduced shares was calculated based on the net assets, as of March 31, 2008, of Virtus Wealth Accumulator Fund (reported in 000s) of $8,388 and $3,964, for Class A and Class C , respectively, and the net asset value of Virtus Wealth Builder Fund of $11.26 and $11.18 for Class A, Class C respectively. Shares of Virtus Wealth Builder Fund (reported in 000s) were increased by 745 for Class A, and 354 for Class C in exchange for Class A, Class C shares, respectively of Virtus Wealth Accumulator Fund. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be received from Virtus Wealth Accumulator Fund shareholders.

3. Pro Forma Operations

Pro Forma operating expenses are based on actual expenses of Virtus Wealth Accumulator Fund and Virtus Wealth Builder Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Virtus Wealth Builder Fund at the combined level of average net assets for the period ended March 31, 2008.

4. Portfolio Valuation

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees.

For Funds of Funds, investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

5. Foreign security country determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

6. Compliance

As of March 31, 2008, the Merging Fund complies with the investment restrictions in the prospectus and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code (“IRC”). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7. Federal Income Tax Information (reported in 000’s)

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date	Acquiring Fund Virtus Wealth Builder Fund	Target fund Virtus Wealth Accumulator Fund
2015	$0	$6
Total	$0	$6

The Funds may not realize the benefit of these losses to the extent the Surviving Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

PHOENIX OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 15.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, and the Amended and Restated By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Amended and Restated Transfer Agency and Service Agreement each provides that the Registrant will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

1(a).	Amended and Restated Agreement and Declaration of Trust of Registrant dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

1(b).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

3.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit 1.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Virtus Bond Fund, and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

6(b).	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, on behalf of Growth Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

6(c).	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, on behalf of Virtus Alternatives Diversifier Fund, Virtus Foreign Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus International Strategies Fund, Virtus Wealth Accumulator Fund, Virtus Wealth Builder Fund, Virtus Wealth Guardian Fund and Virtus Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

7(a).	Underwriting Agreement between Phoenix Equity Planning Corporation (“PEPCO”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between PEPCO and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

7(b).	Form of Sales Agreement between PEPCO and dealers (February 2008), filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

8.	None.

9(a).	Master Custodian Contract between Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 8 (File No. 033-65137) on January 24, 2000 and incorporated herein by reference.

9(b).	Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

9(c).	Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

9(d).	Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(d).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(e).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(f).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(g).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(h).	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(i).	2007 Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of July 13, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

11.	Opinion and consent of Kevin J. Carr, Esq. Filed herewith.

12.	Tax opinion and consent of McDermott Will & Emery LLP. To be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between the Virtus Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

13(b).	Administration Agreement between Registrant and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

13(c).	First Amendment to Administration Agreement between Registrant and PEPCO effective November 15, 2007 filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(d).	Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

13(e).	Second Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

13(f).	Third Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(g).	Fourth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective January 31, 2008, via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(h).	Fifth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective March 10, 2008, filed via EDGAR with Registration Statement on Form N-14 (File No. 333-152677) on July 31, 2008 and incorporated herein by reference.

13(i).	Fifth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective January 31, 2008, on behalf of Virtus Bond Fund, Virtus CA Tax-Exempt-Bond Fund, Virtus Alternatives Diversifier Fund, Virtus Foreign Opportunities Fund, Virtus Global Infrastructure Fund, Virtus Growth Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund, Virtus Real Estate Securities Fund, Virtus Senior Floating Rate Fund, Virtus Wealth Accumulator Fund, Virtus Wealth Builder Fund and Virtus Wealth Guardian Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Wealth Accumulator Fund and Virtus Wealth Builder Fund of the Registrant. Filed herewith.

15.	Not applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed herewith.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the required tax opinion referenced in Exhibit 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 15th day of October, 2008.

PHOENIX OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 15th day of October, 2008.

Signatures	Title

/s/ George R. Aylward George R. Aylward	President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/s/ Dr. Leroy Keith, Jr. Dr. Leroy Keith, Jr.*	Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*	Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*	Trustee

/s/ James M. Oates James M. Oates*	Trustee

/s/ Richard E. Segerson Richard E. Segerson*	Trustee

/s/ Ferdinand L. J. Verdonck Ferdinand L.J. Verdonck*	Trustee

* By:	/s/ George R. Aylward
George R. Aylward

Attorney-in-fact, pursuant to powers of attorney.

Exhibits

11.	Opinion and consent of Kevin J. Carr, Esq.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Wealth Accumulator Fund and Virtus Wealth Builder Fund of the Registrant.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward.